23. Segmental Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
23. Segmental Reporting

19. Segmental Reporting

The Company has two reportable operating segments. These segments are:

(i)	Betting establishments

The operating of web based as well as land based leisure betting establishments situated throughout Italy; and only web based distribution throughout Italy, and

(ii)	Betting platform software and services

Provider of certified betting Platform software services to global leisure betting establishments in Italy, the U.S. and 8 other countries.

The operating assets and liabilities of the reportable segments are as follows:

	June 30, 2022
	Betting establishments	Betting platform software and services	All other	Total
Purchase of non-current assets	$157,296	$66,208	$5,571	$229,075
Assets
Current assets	5,694,098	2,286,286	1,834,260	9,814,644
Non-current assets	2,524,416	30,455,689	105,835	33,085,940
Liabilities
Current liabilities	(5,289,319)	(1,536,891)	(1,498,586)	(8,324,796)
Non-current liabilities	(1,197,653)	(17,067,797)	—	(18,265,450)
Intercompany balances	5,098,265	(3,198,714)	(1,899,551)	—
Net asset position	$6,829,807	$10,938,573	$(1,458,042)	$16,310,338

	June 30, 2022
	Betting establishments	Betting platform software and services	All other	Total
Purchase of non-current assets	$157,296	$66,208	$5,571	$229,075
Assets
Current assets	5,694,098	2,286,286	1,834,260	9,814,644
Non-current assets	2,524,416	30,455,689	105,835	33,085,940
Liabilities
Current liabilities	(5,289,319)	(1,536,891)	(1,498,586)	(8,324,796)
Non-current liabilities	(1,197,653)	(17,067,797)	—	(18,265,450)
Intercompany balances	5,098,265	(3,198,714)	(1,899,551)	—
Net asset position	$6,829,807	$10,938,573	$(1,458,042)	$16,310,338

The segment operating results of the reportable segments are disclosed as follows:

	Six months ended June 30, 2022
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Revenue	$21,498,130	$1,085,591	$—	$—	$22,583,721
Intercompany Service revenue	76,591	1,090,245	—	(1,166,836)	—
	21,574,721	2,175,836	—	(1,166,836)	22,583,721
Operating expenses
Intercompany service expense	1,090,245	76,591	—	(1,166,836)	—
Selling expenses	16,991,805	163,146	—	—	17,154,951
General and administrative expenses	2,941,303	3,943,324	2,896,015	—	9,780,642
Restructuring and severance expenses	—	—	1,205,689	—	1,205,689
	21,023,353	4,183,061	4,101,704	(1,166,836)	28,141,282

Income (Loss) from operations	551,368	(2,007,225)	(4,101,704)	—	(5,557,561)
Other (expenses) Income
Interest expense, net of interest income	(1,075)	(12,462)	—	—	(13,537)

Other income	66,473	2,379	—	—	68,852
Change in Fair value of contingent purchase consideration	—	(915,774)	—	—	(915,774)
Other expense	(7)	(11,004)	—	—	(11,011)
Gain on marketable securities	—	—	92,500	—	92,500
Total other income (expense)	65,391	(936,681)	92,500	—	(778,970)

Income (Loss) before Income Taxes	616,759	(2,944,086)	(4,009,204)	—	(6,336,531)
Income tax provision	(192,021)	159,077	—	—	(32,944)
Net Income (Loss)	$424,738	$(2,785,009)	$(4,009,204)	$—	$(6,369,475)

The operating assets and liabilities of the reportable segments are as follows:

	June 30, 2021
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$15,005	$67,116	$40,311	$122,432
Assets
Current assets	10,877,808	913,319	9,385,445	21,176,572
Non-current assets	6,939,721	6,077,751	1,364,113	14,381,585
Liabilities
Current liabilities	(8,146,135)	(763,734)	(871,731)	(9,781,600)
Non-current liabilities	(762,301)	(1,178,665)	—	(1,940,966)
Intercompany balances	3,874,380	208,117	(4,082,497)	—
Net asset position	$12,783,473	$5,256,788	$5,795,330	$23,835,591

The segment operating results of the reportable segments are disclosed as follows:

	Six months ended June 30, 2021
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Revenue	$25,657,843	$189,434	$—	$—	$25,847,277
Intercompany Service revenue	207,118	2,608,669	—	(2,815,787)	—
	25,864,961	2,798,103	—	(2,815,787)	25,847,277
Operating expenses
Intercompany service expense	2,608,669	207,118	—	(2,815,787)	—
Selling expenses	20,269,209	9,190	—	—	20,278,399
General and administrative expenses	3,507,099	2,505,973	2,887,082	—	8,900,154
	26,384,977	2,722,281	2,887,082	(2,815,787)	29,178,553

(Loss) Income from operations	(520,016)	75,822	(2,887,082)	—	(3,331,276)
Other income (expense)
Interest expense, net of interest income	(4,890)		(5,154)	—	(10,043)
Interest expense, net of interest income		1		—
Amortization of debt discount	—	—	(12,833)	—	(12,833)
Other income	361,316	1,029	8,017	—	370,362
Other expense	(24,119)	(4,019)	—	—	(28,138)
Loss on marketable securities	—	—	(92,500)	—	(92,500)
Total other income (expense)	332,307	(2,989)	(102,470)	—	226,848

(Loss) Income before Income Taxes	(187,709)	72,833	(2,989,552)	—	(3,104,428)
Income tax provision	(192,878)	(83,623)	—	—	(276,501)
Net Loss	$(380,587)	$(10,790)	$(2,989,552)	$—	$(3,380,929)

23. Segmental Reporting

The Company has two reportable operating segments. These segments are:

(i)	Betting establishments

The operating of web based as well as land-based leisure betting establishments situated throughout Italy.

(ii)	Betting platform software and services

Provider of certified betting Platform software services to leisure betting establishments in Italy and 9 other countries.

The operating assets and liabilities of the reportable segments are as follows:

	December 31, 2021
	Betting establishments	Betting platform software and services	All other	Total

Purchase of Non-Current assets	$135,272	$538,256	$43,552	$717,080
Assets
Current assets	8,648,505	1,291,700	1,443,280	11,383,485
Non-Current assets	1,980,100	31,203,882	11,374	33,195,356
Liabilities
Current liabilities	(7,610,577)	(652,368)	(1,564,234)	(9,827,179)
Non-Current liabilities	(667,871)	(16,342,274)	-	(17,010,145)
Intercompany balances	4,359,786	(1,677,692)	(2,682,094)	—
Net asset position	$6,709,943	$13,823,248	$(2,791,674)	$17,741,517

The segment operating results of the reportable segments are disclosed as follows:

	Year ended December 31, 2021
	Betting establishments	Betting platform software and services	All other	Adjustments	Total

Net Gaming Revenue	$44,508,078	$—	$—	$—	$44,508,078
Betting platform and services revenue	152,550	886,163	—	—	1,038,713
Intercompany Service revenue	321,775	4,211,774	—	(4,533,549)	—
	44,982,403	5,097,937	—	(4,533,549)	45,546,791
Operating expenses
Intercompany service expense	4,211,774	321,775	—	(4,533,549)	—
Selling expenses	36,227,544	47,208	—	—	36,274,752
General and administrative expenses	6,634,535	5,848,437	6,334,987	—	18,817,959
Impairment of license	4,827,914	12,522,714	—	—	17,350,628
	51,901,767	18,740,134	6,334,987	(4,533,549)	72,443,339

Loss from operations	(6,919,364)	(13,642,197)	(6,334,987)	—	(26,896,548)

Other Income (expenses)
Interest expense, net	(11,169)	(4,662)	(5,154)	—	(20,985)
Amortization of debt discount	—	—	(12,833)	—	(12,833)
Change in fair value of contingent purchase consideration	—	11,857,558	—	—	11,857,558
Other income	217,251	2,560	7,977	—	227,788
Other expense	(23,705)	(26,262)	—	—	(49,967)
Loss on marketable securities	—	—	(460,000)	—	(460,000)
Total other income (expenses)	182,377	11,829,194	(470,010)	—	11,541,561

Loss before Income Taxes	(6,736,987)	(1813,003)	(6,804,997)	—	(15,354,987)
Income tax provision	119,890	170,586	—	—	290,476
Net Loss	$(6,617,097)	$(1,642,417)	$(6,804,997)	$—	$(15,064,511)

The operating assets and liabilities of the reportable segments are as follows:

	December 31, 2020
	Betting establishments	Betting platform software and services	All other	Total

Purchase of Non-Current assets	$172,095	$117,703	$1,703	$291,501
Assets
Current assets	10,966,901	430,625	9,796,140	21,193,666
Non-Current assets	7,475,455	6,250,418	938,440	14,664,313
Liabilities
Current liabilities	(8,238,101)	(648,881)	(4,427,053)	(13,314,035)
Non-Current liabilities	(1,130,752)	(1,225,477)	(31,362)	(2,387,591)
Intercompany balances	4,259,281	382,598	(4,641,879)	—
Net asset position	$13,332,784	$5,189,283	$1,634,286	$20,156,353

The segment operating results of the reportable segments are disclosed as follows:

	Year ended December 31, 2020
	Betting establishments	Betting platform software and services	All other	Adjustments	Total

Net Gaming Revenue	$37,121,603	$—	$—	$—	$37,121,603
Betting platform and other services revenue	—	144,764	—	—	144,764
Intercompany Service revenue	84,172	3,604,523	—	(3,688,695)	—
	37,205,775	3,749,287	—	(3,688,695)	37,266,367
Operating expenses
Intercompany service expense	3,604,523	84,172	—	(3,688,695)	—
Selling expenses	26,107,189	2,032	—	—	26,109,221
General and administrative expenses	4,918,986	3,906,439	4,963,966	—	13,789,391
Impairment of license	4,900,000	—	—	—	4,900,000
	39,530,698	3,992,643	4,963,966	(3,688,695)	44,798,612

Loss from operations	(2,324,923)	(243,356)	(4,963,966)	—	(7,532,245)

Other (expense) income
Interest expense, net	(6,492)	(71)	(322,100)	—	(328,663)
Amortization of debt discount	—	—	(818,182)	—	(818,182)
Other income	161,472	3,903	—	—	165,375
Other expense	(28,757)	(58,176)	—	—	(86,933)
Loss on extinguishment of convertible debt	—	—	(719,390)	—	(719,390)
Gain on marketable securities	—	—	290,000	—	290,000
Total other (expenses) income	126,223	(54,344)	(1,569,672)	—	(1,497,793)

Loss before Income Taxes	(2,198,700)	(297,700)	(6,533,638)	—	(9,030,038)
Income tax provision	(796,991)	52,459	(162,112)	—	(906,644)
Net Loss	$(2,995,691)	$(245,241)	$(6,695,750)	$—	$(9,936,682)

19. Segmental Reporting

19. Segmental Reporting

The Company has two reportable operating segments. These segments are:

(i)	Betting establishments

The operating of web based as well as land based leisure betting establishments situated throughout Italy; and only web based distribution throughout Italy, and

(ii)	Betting platform software and services

Provider of certified betting Platform software services to global leisure betting establishments in Italy, the U.S. and 8 other countries.

The operating assets and liabilities of the reportable segments are as follows:

	June 30, 2022
	Betting establishments	Betting platform software and services	All other	Total
Purchase of non-current assets	$157,296	$66,208	$5,571	$229,075
Assets
Current assets	5,694,098	2,286,286	1,834,260	9,814,644
Non-current assets	2,524,416	30,455,689	105,835	33,085,940
Liabilities
Current liabilities	(5,289,319)	(1,536,891)	(1,498,586)	(8,324,796)
Non-current liabilities	(1,197,653)	(17,067,797)	—	(18,265,450)
Intercompany balances	5,098,265	(3,198,714)	(1,899,551)	—
Net asset position	$6,829,807	$10,938,573	$(1,458,042)	$16,310,338

	June 30, 2022
	Betting establishments	Betting platform software and services	All other	Total
Purchase of non-current assets	$157,296	$66,208	$5,571	$229,075
Assets
Current assets	5,694,098	2,286,286	1,834,260	9,814,644
Non-current assets	2,524,416	30,455,689	105,835	33,085,940
Liabilities
Current liabilities	(5,289,319)	(1,536,891)	(1,498,586)	(8,324,796)
Non-current liabilities	(1,197,653)	(17,067,797)	—	(18,265,450)
Intercompany balances	5,098,265	(3,198,714)	(1,899,551)	—
Net asset position	$6,829,807	$10,938,573	$(1,458,042)	$16,310,338

The segment operating results of the reportable segments are disclosed as follows:

	Six months ended June 30, 2022
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Revenue	$21,498,130	$1,085,591	$—	$—	$22,583,721
Intercompany Service revenue	76,591	1,090,245	—	(1,166,836)	—
	21,574,721	2,175,836	—	(1,166,836)	22,583,721
Operating expenses
Intercompany service expense	1,090,245	76,591	—	(1,166,836)	—
Selling expenses	16,991,805	163,146	—	—	17,154,951
General and administrative expenses	2,941,303	3,943,324	2,896,015	—	9,780,642
Restructuring and severance expenses	—	—	1,205,689	—	1,205,689
	21,023,353	4,183,061	4,101,704	(1,166,836)	28,141,282

Income (Loss) from operations	551,368	(2,007,225)	(4,101,704)	—	(5,557,561)
Other (expenses) Income
Interest expense, net of interest income	(1,075)	(12,462)	—	—	(13,537)

Other income	66,473	2,379	—	—	68,852
Change in Fair value of contingent purchase consideration	—	(915,774)	—	—	(915,774)
Other expense	(7)	(11,004)	—	—	(11,011)
Gain on marketable securities	—	—	92,500	—	92,500
Total other income (expense)	65,391	(936,681)	92,500	—	(778,970)

Income (Loss) before Income Taxes	616,759	(2,944,086)	(4,009,204)	—	(6,336,531)
Income tax provision	(192,021)	159,077	—	—	(32,944)
Net Income (Loss)	$424,738	$(2,785,009)	$(4,009,204)	$—	$(6,369,475)

The operating assets and liabilities of the reportable segments are as follows:

	June 30, 2021
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$15,005	$67,116	$40,311	$122,432
Assets
Current assets	10,877,808	913,319	9,385,445	21,176,572
Non-current assets	6,939,721	6,077,751	1,364,113	14,381,585
Liabilities
Current liabilities	(8,146,135)	(763,734)	(871,731)	(9,781,600)
Non-current liabilities	(762,301)	(1,178,665)	—	(1,940,966)
Intercompany balances	3,874,380	208,117	(4,082,497)	—
Net asset position	$12,783,473	$5,256,788	$5,795,330	$23,835,591

The segment operating results of the reportable segments are disclosed as follows:

	Six months ended June 30, 2021
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Revenue	$25,657,843	$189,434	$—	$—	$25,847,277
Intercompany Service revenue	207,118	2,608,669	—	(2,815,787)	—
	25,864,961	2,798,103	—	(2,815,787)	25,847,277
Operating expenses
Intercompany service expense	2,608,669	207,118	—	(2,815,787)	—
Selling expenses	20,269,209	9,190	—	—	20,278,399
General and administrative expenses	3,507,099	2,505,973	2,887,082	—	8,900,154
	26,384,977	2,722,281	2,887,082	(2,815,787)	29,178,553

(Loss) Income from operations	(520,016)	75,822	(2,887,082)	—	(3,331,276)
Other income (expense)
Interest expense, net of interest income	(4,890)		(5,154)	—	(10,043)
Interest expense, net of interest income		1		—
Amortization of debt discount	—	—	(12,833)	—	(12,833)
Other income	361,316	1,029	8,017	—	370,362
Other expense	(24,119)	(4,019)	—	—	(28,138)
Loss on marketable securities	—	—	(92,500)	—	(92,500)
Total other income (expense)	332,307	(2,989)	(102,470)	—	226,848

(Loss) Income before Income Taxes	(187,709)	72,833	(2,989,552)	—	(3,104,428)
Income tax provision	(192,878)	(83,623)	—	—	(276,501)
Net Loss	$(380,587)	$(10,790)	$(2,989,552)	$—	$(3,380,929)

23. Segmental Reporting

The Company has two reportable operating segments. These segments are:

(i)	Betting establishments

The operating of web based as well as land-based leisure betting establishments situated throughout Italy.

(ii)	Betting platform software and services

Provider of certified betting Platform software services to leisure betting establishments in Italy and 9 other countries.

The operating assets and liabilities of the reportable segments are as follows:

	December 31, 2021
	Betting establishments	Betting platform software and services	All other	Total

Purchase of Non-Current assets	$135,272	$538,256	$43,552	$717,080
Assets
Current assets	8,648,505	1,291,700	1,443,280	11,383,485
Non-Current assets	1,980,100	31,203,882	11,374	33,195,356
Liabilities
Current liabilities	(7,610,577)	(652,368)	(1,564,234)	(9,827,179)
Non-Current liabilities	(667,871)	(16,342,274)	-	(17,010,145)
Intercompany balances	4,359,786	(1,677,692)	(2,682,094)	—
Net asset position	$6,709,943	$13,823,248	$(2,791,674)	$17,741,517

The segment operating results of the reportable segments are disclosed as follows:

	Year ended December 31, 2021
	Betting establishments	Betting platform software and services	All other	Adjustments	Total

Net Gaming Revenue	$44,508,078	$—	$—	$—	$44,508,078
Betting platform and services revenue	152,550	886,163	—	—	1,038,713
Intercompany Service revenue	321,775	4,211,774	—	(4,533,549)	—
	44,982,403	5,097,937	—	(4,533,549)	45,546,791
Operating expenses
Intercompany service expense	4,211,774	321,775	—	(4,533,549)	—
Selling expenses	36,227,544	47,208	—	—	36,274,752
General and administrative expenses	6,634,535	5,848,437	6,334,987	—	18,817,959
Impairment of license	4,827,914	12,522,714	—	—	17,350,628
	51,901,767	18,740,134	6,334,987	(4,533,549)	72,443,339

Loss from operations	(6,919,364)	(13,642,197)	(6,334,987)	—	(26,896,548)

Other Income (expenses)
Interest expense, net	(11,169)	(4,662)	(5,154)	—	(20,985)
Amortization of debt discount	—	—	(12,833)	—	(12,833)
Change in fair value of contingent purchase consideration	—	11,857,558	—	—	11,857,558
Other income	217,251	2,560	7,977	—	227,788
Other expense	(23,705)	(26,262)	—	—	(49,967)
Loss on marketable securities	—	—	(460,000)	—	(460,000)
Total other income (expenses)	182,377	11,829,194	(470,010)	—	11,541,561

Loss before Income Taxes	(6,736,987)	(1813,003)	(6,804,997)	—	(15,354,987)
Income tax provision	119,890	170,586	—	—	290,476
Net Loss	$(6,617,097)	$(1,642,417)	$(6,804,997)	$—	$(15,064,511)

The operating assets and liabilities of the reportable segments are as follows:

	December 31, 2020
	Betting establishments	Betting platform software and services	All other	Total

Purchase of Non-Current assets	$172,095	$117,703	$1,703	$291,501
Assets
Current assets	10,966,901	430,625	9,796,140	21,193,666
Non-Current assets	7,475,455	6,250,418	938,440	14,664,313
Liabilities
Current liabilities	(8,238,101)	(648,881)	(4,427,053)	(13,314,035)
Non-Current liabilities	(1,130,752)	(1,225,477)	(31,362)	(2,387,591)
Intercompany balances	4,259,281	382,598	(4,641,879)	—
Net asset position	$13,332,784	$5,189,283	$1,634,286	$20,156,353

The segment operating results of the reportable segments are disclosed as follows:

	Year ended December 31, 2020
	Betting establishments	Betting platform software and services	All other	Adjustments	Total

Net Gaming Revenue	$37,121,603	$—	$—	$—	$37,121,603
Betting platform and other services revenue	—	144,764	—	—	144,764
Intercompany Service revenue	84,172	3,604,523	—	(3,688,695)	—
	37,205,775	3,749,287	—	(3,688,695)	37,266,367
Operating expenses
Intercompany service expense	3,604,523	84,172	—	(3,688,695)	—
Selling expenses	26,107,189	2,032	—	—	26,109,221
General and administrative expenses	4,918,986	3,906,439	4,963,966	—	13,789,391
Impairment of license	4,900,000	—	—	—	4,900,000
	39,530,698	3,992,643	4,963,966	(3,688,695)	44,798,612

Loss from operations	(2,324,923)	(243,356)	(4,963,966)	—	(7,532,245)

Other (expense) income
Interest expense, net	(6,492)	(71)	(322,100)	—	(328,663)
Amortization of debt discount	—	—	(818,182)	—	(818,182)
Other income	161,472	3,903	—	—	165,375
Other expense	(28,757)	(58,176)	—	—	(86,933)
Loss on extinguishment of convertible debt	—	—	(719,390)	—	(719,390)
Gain on marketable securities	—	—	290,000	—	290,000
Total other (expenses) income	126,223	(54,344)	(1,569,672)	—	(1,497,793)

Loss before Income Taxes	(2,198,700)	(297,700)	(6,533,638)	—	(9,030,038)
Income tax provision	(796,991)	52,459	(162,112)	—	(906,644)
Net Loss	$(2,995,691)	$(245,241)	$(6,695,750)	$—	$(9,936,682)